Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the Years Ended December 31
	2023	2022	2021
Net income before provision for income taxes	$30,589	$26,853	$36,328
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	7,647	6,713	9,082
Expenses not deductible for tax purpose	385	11	96
Changes in valuation allowance	11,953	567	-
Effect of warrant liability revaluation	(22)	16	(203)
Effect of preferential tax rates granted to the PRC entities (a)	(19,902)	(6,894)	(7,999)
Income tax expense	$61	$413	$976
Effective income tax rate	0.20%	1.54%	2.69%
(a)	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to enjoy a preferential income tax rate of 15% for five years ended December 31, 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2023, 2022 and 2021 , the tax saving as the result of the favorable tax rate amounted to $21,841, $6,894 and $7,999, respectively, and per share effect of the favorable tax rate were $2.5, $1.0 and $1.2 (after giving effect to share consolidation effected in November 2023. See Note 14).

Schedule of Deferred tax Asset	The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that give rise to deferred tax asset as of December 31, 2023 and 2022 was as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$41	$103
Total deferred tax assets, net	$41	$103